Litigation - Provisions (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Legal provisions	€ 387	€ 405	€ 525	€ 643
Legal proceedings contingent liability [member]
Disclosure of other provisions [line items]
Legal provisions	€ 387	€ 405	€ 525